Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(25) Commitments and Contingencies

(a) Operating lease commitments

Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

	December 31, 2012
	RMB	US$
Operating lease commitments	355	$57

The Company leases warehouses, staff quarters and offices under operating leases. The leases duration is typically for one to three years, with an option to renew. None of the leases includes contingent rentals.

For the year ended December 31, 2012, 2011 and 2010, total rental expenses for non-cancelable operating leases were RMB383 (US$61), RMB606 and RMB728, respectively.

(b) Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2012 were RMB23,816 (US$3,823).

(c) Outstanding bills receivable discounted

As of December 31, 2012, the Company had not retained any recourse obligation in respect of bills receivable discounted with and sold to banks.

(d) Legal Proceedings

Shandong Fuwei is currently a party to three legal proceedings in China. From time to time, we may be subject to legal actions and other claims arising in the ordinary course of business.

On June 20, 2012, Shandong Fuwei (the "Plaintiff") filed a lawsuit against one of its clients (the "Defendant") in China over the execution of the Procurement Contract between them in Weifang Kuiwen District People's Court. The first verdict of the lawsuit was announced on October 15, 2012, according to which, the Defendant was determined to pay the Plaintiff an amount of RMB686,190.4 and its interest (for a term from June 20, 2012 to the issuance date of the verdict based on the loan interest rate of the People's Bank of China) as the costs of procurement of goods. The Defendant then filed an appeal in Weifang Intermediate People's Court which was heard on March 5, 2013 and the Court has not announced the verdict yet.

On July 9, 2012, the client filed a lawsuit against Shandong Fuwei over the execution of the Procurement Contract between them in Beijing Daxing District People's Court. Shandong Fuwei raised a jurisdictional objection when filing the pleading and Beijing Daxing District People's Court overruled the objection. Shandong Fuwei filed an appeal against the judgment in the First Intermediate People's Court of Beijing. The appeal was then dismissed on January 23, 2013 and the lawsuit will be heard by Beijing Daxing District People's Court with a claim at RMB953,113 and its interest.

On October 29, 2012, another client of Shandong Fuwei (the "Plaintiff") filed a lawsuit against Shandong Fuwei over the execution of the Procurement Contract between them in Zhejiang Haining People's Court. Shandong Fuwei raised a jurisdictional objection when filing the pleading and Zhejiang Haining People's Court sustained the objection and decided that the lawsuit be heard by Weifang High-Tech District People's Court. The Plaintiff filed an appeal against the judgment in Zhejiang Jiaxing People's Court, The appeal was then dismissed and the plaintiff withdrew its charges against Shandong Fuwei on March 5, 2013. Soon afterwards, on March 20, 2013, the court unfroze an amount of RMB770,000 of Shandong Fuwei's savings, which had been frozen during the hearing of the lawsuit.